UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2625

Dreyfus A Bonds Plus, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus A Bonds Plus, Inc.
Statement of Investments
December 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 92.1%	Amount	a	Value ($)
Aerospace & Defense - .6%
General Dynamics,
Sr. Notes, 4.5%, 2010	2,308,000		2,361,218

Airlines - .6%
American Airlines,
Pass-Through Ctfs.:
Ser. AMBC, 3.857%, 2010	1,431,429		1,411,613
Ser. 1999-1, 7.024%, 2009	948,000		975,908
Continental Airlines,
Pass Through Ctfs., Ser. 1998-1, C1. A, 6.648%, 2017	169,164		164,416
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	904,468	b	90
			2,552,027
Asset - Backed Ctfs./Other - 2.8%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	4,884,000		5,424,861
Pegasus Aviation Lease Securitization,
Ser. 2000-1, Cl. A1, 3.0425%, 2015	2,238,105	c,d	1,187,829
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	5,183,000		5,177,911
			11,790,601
Auto Manufactering - 1.2%
General Motors,
Debs., 8.375%, 2033	4,872,000		5,061,774
Banking - 1.8%
Danske Bank,
Bonds, 5.914%, 2049	1,638,000	d	1,737,539
HBOS Capital,
Notes, 6.071%, 2049	5,410,000	d	5,808,728
			7,546,267
Commercial Mortgage Pass - Through Ctfs.- .2%
GMAC Commercial Mortgage Securities,
Ser. 2000-C2, Cl. A1, 7.273%, 2033	810,055		857,553
Diversified Financial Services - 2.2%
Citigroup,
Sub. Notes, 5% 2014	3,000,000	d	3,020,217
Ford Motor Credit:
Notes, 2.67%, 2007	650,000	c	639,874
Notes, 3.37875%, 2007	1,500,000	c	1,490,294
Morgan Stanley,
Sub. Notes, 4.75%, 2014	4,294,000		4,191,829
			9,342,214
Electric Utilities - 2.2%
CenterPoint Energy Houston Electric,
Notes, Ser. K2, 6.95%, 2033	1,386,000		1,629,876
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	1,638,000	d	1,715,168
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	1,721,000		1,718,119
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	2,487,000		2,530,896

SCANA,
Sr. Notes, 2.74%, 2006		1,636,000	c	1,640,499
				9,234,558
Food & Beverages - .2%
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029		575,000		695,172
Foreign Governmental - 7.2%
Byggingarsjodur Verkamanna:
Bonds, Ser. 1, 3.75%, 2024	ISK	60,945,434	e	1,000,707
Bonds, Ser. 3, 3.75%, 2044	ISK	425,653,421	e	7,282,293
Canadian Government:
Bonds, 4%, 2031	CAD	1,203,000	f	1,610,772
Bonds, 5%, 2014	CAD	7,420,000		6,511,580
Iceland Rikisbref,
Notes, 7.25%, 2013	ISK	288,000,000		4,637,673
National Treasury of Mexico,
Inflation-Linked Bonds, 3.5%, 2013	MXN	3,700,000	g	1,051,863
Republic of Peru,
Bonds, 8.75%, 2033		407,000		443,630
Republic of Poland,
Bonds, 3%, 2016	PLN	10,730,000	h	3,502,923
United Kingdom GILT,
Bonds, 5%, 2014	GBP	2,175,000		4,339,922
				30,381,363
Health Care - .3%
Manor Care,
Notes, 6.25%, 2013		1,095,000		1,172,135
Media - 1.3%
Comcast,
Sr. Notes, 6.5%, 2015		2,667,000		2,970,083
Knight-Ridder,
Notes, 4.625%, 2014		2,720,000		2,686,063
				5,656,146
Oil & Gas - 1.5%
Atmos Energy,
Notes, 2.465%, 2007		4,031,000	c	4,032,657
Kerr-McGee,
Notes, 6.95%, 2024		2,299,000		2,549,354
				6,582,011
Property-Casualty Insurance - 1.0%
Aspen Insurance,
Sr. Notes, 6%, 2014		2,120,000	d	2,159,750
Metlife,
Sr. Notes, 5.5%, 2014		2,195,000		2,281,672
				4,441,422
Real Estate Investment Trust - .1%
EOP Operating,
Sr. Notes, 7%, 2011		435,000	i	491,219
Residential Mortgage Pass- Through Ctfs. - 2.9%
Bank of America Mortgage Securities III:
Ser. 2004-3, Cl. B1, 4.875%, 2019		570,477		558,769
Ser. 2004-3, Cl. B2, 4.875%, 2019		253,867		246,636
Countrywide Home Loans,
Ser. 2003-7, Cl. B3, 5.75%, 2033		606,985	d	556,852
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034		8,550,535		8,866,573
Residential Asset Securitization Trust,
Ser. 2003-A8, Cl. B4, 4.75%, 2018		377,773	d	336,033

Residential Funding Mortgage Securities I,
Ser. 2004-S3, Cl. M1, 4.75%, 2019	1,323,604		1,298,975
Wells Fargo Mortgage Backed Securities Trust:
Ser. 2004-2, Cl. B4, 5%, 2019	335,414	d	302,555
Ser. 2004-3, Cl. B4, 4.75%, 2019	241,497	d	216,816
			12,383,209
Retail - .8%
Tricon Global,
Sr. Notes, 8.875%, 2011	2,595,000		3,210,173
Structured Index - 3.0%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	5,380,000	d,j	5,102,930
HSBC Bank USA, Tranched Investment-Grade
Enhanced Return Securities ("TIGERS"):
Medium Term Notes, Ser. 2003-2, 5.36%, 2008	4,425,000	c,d,k	4,469,250
Medium Term Notes, Ser. 2003-3, 5.36%, 2008	3,240,000		3,277,104
			12,849,284
Telecommunications - 2.6%
America Movil SA de CV,
Notes, 5.75%, 2015	4,718,000	d	4,719,033
British Telecommunications,
Notes, 8.375%, 2010	1,975,000		2,374,550
Sprint Capital,
Sr. Notes, 6.125%, 2008	1,934,000		2,075,853
Verizon Florida,
Debs., Ser. F, 6.125%, 2013	1,622,000	i	1,729,054
			10,898,490
U.S. Government - 22.7%
U.S. Treasury Inflation Protected Securities,
3.375%, 4/15/2032	20,176,042	l	26,770,256
3.625%, 4/15/2028	41,680,779	l	54,788,801
Coupon Strips:
0%, 10/15/2028	750,000	l,m	898,974
0%, 4/15/2029	750,000	l,m	890,416
Principal Strips,
0%, 4/15/2029	10,000,000	l	7,248,052
U.S. Treasury Notes,
3.5%, 12/15/2009	5,913,000		5,886,208
			96,482,707
U.S. Government Agencies/Mortgage-Backed - 36.9%
Federal Home Loan Mortgage Corp.:
5.5%, 7/1/2034 - 9/1/2034	532,985		545,666
REMIC, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 51, Cl. E, 10%, 7/15/2020	592,911		593,101
Ser. 2586, Cl. WE, 4%, 12/15/2032	5,328,384		5,213,239
Ser. 2693, Cl. MH, 5.5%, 9/15/2027	7,000,000		6,849,552
(Interest Only Obligations)
Ser. 1995, Cl. PY, 7%, 10/15/2027	1,424,109	m	215,174
Ser. 2750, Cl. IK, 5%, 5/15/2026	4,617,400	m	971,278
Federal National Mortgage Association:
5.5%, 8/1/2034 - 9/1/2034	16,720,277		16,996,364
6%, 1/1/2019 - 9/1/2034	4,872,257		5,069,217
8%, 12/1/2025	77,091		83,933
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 1988-16, Cl. B, 9.5%, 6/25/2018	344,534		374,836
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034	2,763,921		2,842,168
(Interest Only Obligations)
Ser. 1996-64, Cl. PM, 7%, 1/18/2012	811,806	m	99,966

Governement National Mortgage Association I:
5.5%, 4/15/2033-9/15/2034		25,205,931	25,777,490
6%		23,253,000 n	24,095,921
6%, 3/15/2029-1/15/2034		44,583,149	46,260,157
Project Loan:
6.75%, 10/15/2033		2,118,379	2,238,091
6.86%, 4/15/2005		12,672,165	13,543,376
7%, 6/15/2008		9,553	9,935
9.5%, 11/15/2017		784,561	877,971
Government National Mortgage Association II,
Ser. 2003-40, Cl. IE, 5%, 3/20/2028
(Interesr Only Obligation)		7,360,270 m	745,866
U.S. Government Gtd. Development Participation Ctfs.;
(Gtd. By U.S.Small Business Administration):
Ser. 1994-20L, Cl. 1, 8.4%, 12/1/2014		1,452,794	1,570,915
Ser. 1997-20J, Cl. 1, 6.55%, 10/1/2017		780,922	831,151
Ser. 1994-20K, Cl. 1, 8.65%, 11/1/2014		715,964	775,410
			156,580,777
Total Bonds and Notes
(Cost $386,047,782 )			390,570,320

		Face Amount
		Covered by
Options- .2%		Contracts ($)	Value ($)
Call Options;
U.K. 10 Year Interest Rate Swaption,
September 2005 @ 5.25%
(cost $520,921)	GBP	16,405,000	1,049,487

Other Investments- 8.8%		Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost $37,273,000)		37,273,000 o	37,273,000

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(Cost $2,329,940)		2,329,940 o	2,329,940

Total Investment (Cost 426,171,463)		101.7%	431,222,747
Liabilities, Less Cash and Receivables		-1.7%	(7,082,727)
Net Assets		100.0%	424,140,020

a	Principal amount stated in U.S Dollars unless otherwise noted.
CAD-Canadian Dollar
GBP-British Pound
ISK-Icelandic Krona
MXN-Mexican Peso
PLZ-Polish Zlotty
b	Non-income producing-security in default.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Directors. At December 31, 2004, these securities amounted to $31,332,700 or 7.4% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Iclelandic Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Canadian Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican (UDI) Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Polish Consumer Price Index.
i	All of these securities are on loan. At December 31, 2004, the total market value of the fund's securities on loan is $2,220,273 and the total market value of the collateral held by the fund is $2,329,940.
j	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
k	Security linked to a portfolio of debt securities.
l	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Notional face amount shown.
n	Purchased on a forward commitment basis.
o	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus A Bonds Plus, Inc.
Statement of Financial Futures
December 31, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/
	Contracts	Contracts ($)	Expiration	at 12/31/2004 ($)

Financial Futures Short
U.S. Treasury 2 Year Notes	184	38,565,250	March-2005	63,250

Dreyfus A Bonds Plus, Inc.
Statement of Options Written
December 31, 2004 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
British Pound
September 2005 @ 1.8 GBP	16,405,000	1,039,946

U.K. 10 Year Interest Rate Swaption
September 2005 @ 4.60%	16,405,000	232,583

Put Options;
U.K. 10 Year Interest Rate Swaption
September 2005 @ 5.85%	16,405,000	33,035

(Premium received $623,420)		1,305,564

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus A Bonds Plus, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)